UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Global Allocation Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Australia - 0.7%

Beverages - 0.0%	Coca-Cola Amatil Ltd.	1,050,000	$ 7,587,522

Metals & Mining - 0.4%	BHP Billiton Ltd.	1,430,000	53,361,708
	Newcrest Mining Ltd.	634,500	17,553,692
	OZ Mineral Ltd.	1,516,722	2,820,267
	Rio Tinto Ltd.	430,000	50,334,493

			124,070,160

Oil, Gas & Consumable Fuels - 0.1%	Woodside Petroleum Ltd.	580,000	29,118,513

Paper & Forest Products - 0.0%	Great Southern Plantations Ltd.	1,600,000	1,293,283

Transportation Infrastructure - 0.2%	Macquarie Airports Group	3,050,000	8,058,110
	Macquarie Infrastructure Group	8,000,000	19,225,621
	Transurban Group	2,882,894	13,976,280

			41,260,011

	Total Common Stocks in Australia		203,329,489

Austria - 0.0%

Diversified Telecommunication	Telekom Austria AG	125,100	2,574,858
Services - 0.0%

	Total Common Stocks in Austria		2,574,858

Belgium - 0.0%

Diversified Financial	Fortis	172,194	2,407,395
Services - 0.0%

	Total Common Stocks in Belgium		2,407,395

Brazil - 2.3%

Commercial Banks - 0.2%	Banco Bradesco SA	1,200,962	25,379,456
	Uniao de Bancos Brasileiros SA (a)	185,800	24,456,854

			49,836,310

Electric Utilities - 0.0%	Cia Energetica de Minas Gerais (a)	443,799	10,540,226

Food & Staples Retailing - 0.1%	Cia Brasileira de Distribuicao Grupo Pao de
	Acucar (Preference Shares)	1,276,732	29,409,749

Food Products - 0.2%	Cosan SA Industria e Comercio (b)	604,500	11,771,212
	SLC Agricola SA	2,891,300	50,025,046

			61,796,258

Household Durables - 0.1%	Cyrela Brazil Realty SA	423,000	6,049,416
	Gafisa SA	1,010,000	17,294,388

			23,343,804

Metals & Mining - 0.4%	Companhia Vale do Rio Doce
	(Preference 'A' Shares) (a)	3,051,600	79,860,372
	Usinas Siderurgicas de Minas Gerais SA
	(Preference 'A' Shares)	654,750	28,346,164

			108,206,536

Multiline Retail - 0.0%	Lojas Renner SA	167,500	3,281,986

Oil, Gas & Consumable Fuels - 1.1%	Petroleo Brasileiro SA (a)	6,633,150	315,560,012

Road & Rail - 0.1%	All America Latina Logistica SA	2,064,500	26,915,080

Transportation Infrastructure -	Obrascon Huarte Lain Brasil SA	833,000	14,088,087
0.0%

Wireless Telecommunication	Vivo Participacoes SA (a)(c)	5,070,300	28,850,007
Services - 0.1%

	Total Common Stocks in Brazil		671,828,055

Canada - 1.9%

Communications Equipment - 0.0%	Nortel Networks Corp. (b)	788,388	6,023,284

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Diversified Telecommunication	BCE, Inc.	18,700	$ 709,478
Services - 0.0%	TELUS Corp.	331,500	12,302,359

			13,011,837

Food Products - 0.0%	Vittera, Inc. (b)	1,000,000	11,816,983

Insurance - 0.0%	Sun Life Financial, Inc.	11,400	445,512

Metals & Mining - 1.2%	Alamos Gold, Inc. (b)	2,512,300	18,033,503
	Aurelian Resources, Inc. (b)	3,973,500	25,340,061
	Barrick Gold Corp.	752,740	31,878,539
	Eldorado Gold Corp. (b)	4,012,500	32,759,900
	Goldcorp, Inc.	1,677,800	62,665,830
	Golden Star Resources Ltd (b)	1,500,000	3,603,692
	IAMGOLD Corp.	2,322,100	15,372,302
	Kinross Gold Corp.	6,084,416	110,789,111
	New Gold, Inc. (b)	350,000	2,085,063
	Yamaha Gold, Inc.	3,017,600	37,309,259

			339,837,260

Oil, Gas & Consumable Fuels - 0.2%	Canadian Natural Resources Ltd.	300,000	23,415,000
	EnCana Corp.	13,700	989,003
	Imperial Oil Ltd.	19,100	934,563
	Petro-Canada	431,300	19,907,873
	Talisman Energy, Inc.	290,900	5,198,387

			50,444,826

Paper & Forest Products - 0.1%	Sino-Forest Corp. (b)	1,047,000	16,666,927

Road & Rail - 0.3%	Canadian Pacific Railway Ltd.	1,246,100	78,258,587

Wireless Telecommunication	Rogers Communications, Inc. Class B	1,202,800	40,762,892
Services - 0.1%

	Total Common Stocks in Canada		557,268,108

Chile - 0.2%

Commercial Banks - 0.1%	Banco Santander Chile SA (a)	340,400	15,556,280

Electric Utilities - 0.0%	Enersis SA (a)	301,150	5,366,493

Food & Staples Retailing - 0.0%	Centros Comerciales Sudamericanos SA	3,196,900	10,080,458

Multiline Retail - 0.1%	SACI Falabella	3,444,900	14,483,951

	Total Common Stocks in Chile		45,487,182

China - 1.1%

Automobiles - 0.0%	Denway Motors Ltd.	10,000,000	3,538,587

Diversified Telecommunication	China Communications Services Corp. Ltd.	368,400	279,620
Services - 0.0%

Electrical Equipment - 0.0%	Shanghai Electric Group Corp.	24,766,000	10,875,018

Food Products - 0.2%	Chaoda Modern Agriculture Holdings Ltd.	41,561,733	48,003,965

Independent Power Producers &	Huaneng Power International, Inc.	3,000,000	2,112,628
Energy Traders - 0.0%

Industrial Conglomerates - 0.3%	Beijing Enterprises Holdings Ltd.	20,688,400	78,024,489
	Tianjin Development Holdings Ltd.	28,792,400	17,604,265

			95,628,754

Insurance - 0.1%	China Life Insurance Co. Ltd. (a)	258,866	14,649,227
	Ping An Insurance Group Co. of China Ltd.	1,507,300	10,383,885

			25,033,112

Oil, Gas & Consumable Fuels - 0.2%	China Shenhua Energy Co. Ltd. Class H	13,398,200	49,440,941
	Yanzhou Coal Mining Co. Ltd.	300	541

			49,441,482

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Road & Rail - 0.0%	Guangshen Railway Co. Ltd.	23,927,400	$ 11,953,153

Transportation Infrastructure - 0.1%	Hainan Meilan International Airport Co., Ltd.	4,163,800	3,348,435
	Jiangsu Express	3,274,000	2,757,133
	Tianjin Port Development Holdings Ltd.	30,251,200	14,014,365
	Xiamen International Port Co. Ltd.	33,406,400	7,641,613

			27,761,546

Wireless Telecommunication	China Mobile Ltd.	3,236,600	43,241,532
Services - 0.2%

	Total Common Stocks in China		317,869,397

Denmark - 0.1%

Commercial Banks - 0.1%	Danske Bank A/S	824,718	23,305,289

	Total Common Stocks in Denmark		23,305,289

Egypt - 0.1%

Diversified Telecommunication	Telecom Egypt	10,449,481	29,573,590
Services - 0.1%

	Total Common Stocks in Egypt		29,573,590

Finland - 0.1%

Communications Equipment - 0.0%	Nokia Oyj (a)	26,700	729,444

Electric Utilities - 0.1%	Fortum Oyj	443,275	19,540,280

	Total Common Stocks in Finland		20,269,724

France - 0.8%

Commercial Banks - 0.1%	Societe Generale SA	259,834	24,044,700

Communications Equipment - 0.0%	Alcatel SA (a)(b)	244,500	1,469,445

Diversified Telecommunication	France Telecom SA	1,600,000	50,590,355
Services - 0.2%

Electric Utilities - 0.1%	Electricite de France SA	260,959	22,675,086

Gas Utilities - 0.1%	GDF Suez	533,479	33,386,741

Health Care Equipment & Supplies -	Cie Generale d'Optique Essilor International SA	825,000	40,741,280
0.1%

Machinery - 0.0%	Vallourec SA	36,464	10,857,430

Media - 0.0%	Vivendi SA	373,700	15,624,537

Oil, Gas & Consumable Fuels - 0.2%	Total SA	591,684	45,304,478

Pharmaceuticals - 0.0%	Sanofi-Aventis (a)	31,800	1,111,728

Software - 0.0%	Infogrames Entertainment SA (b)	68,800	1,268,953

	Total Common Stocks in France		247,074,733

Germany - 0.8%

Air Freight & Logistics - 0.1%	Deutsche Post AG	1,055,053	24,758,150

Automobiles - 0.0%	Bayerische Motoren Werke AG	136,220	6,117,951

Chemicals - 0.2%	Bayer AG	480,025	41,311,089
	Bayer AG (a)	12,400	1,071,060

			42,382,149

Diversified Telecommunication	Deutsche Telekom AG	1,819,590	31,540,581
Services - 0.1%

Electric Utilities - 0.2%	E.ON AG	243,544	46,412,113

Industrial Conglomerates - 0.1%	Siemens AG	303,742	37,115,084

Insurance - 0.1%	Allianz AG Registered Shares	219,489	37,217,965

Machinery - 0.0%	GEA Group AG	314,277	10,340,602

	Total Common Stocks in Germany		235,884,595

Hong Kong - 0.5%

Electric Utilities - 0.0%	Cheung Kong Infrastructure Holdings Ltd.	4,499,900	19,780,495

Industrial Conglomerates - 0.1%	Hutchison Whampoa Ltd.	3,798,000	35,529,131

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Real Estate Investment Trusts	The Link REIT	12,441,000	$ 27,762,821
(REITs) - 0.1%

Real Estate Management &	Cheung Kong Holdings Ltd.	1,700,000	23,783,715
Development - 0.3%	Sun Hung Kai Properties Ltd.	1,991,700	29,538,555
	Wharf Holdings Ltd.	5,048,375	22,313,015

			75,635,285

	Total Common Stocks in Hong Kong		158,707,732

India - 0.8%

Beverages - 0.0%	United Spirits Ltd.	99,555	2,970,129

Commercial Banks - 0.1%	State Bank of India Ltd.	575,000	18,992,375

Construction & Engineering - 0.0%	Larsen & Toubro Ltd.	200,300	12,149,142

Electrical Equipment - 0.1%	Bharat Heavy Electricals Ltd.	683,200	26,712,096

Media - 0.1%	Wire and Wireless India Ltd. (b)	3,089,075	1,623,087
	Zee News Ltd.	2,793,141	2,849,457
	Zee Telefilms Ltd.	3,617,650	16,349,653

			20,822,197

Oil, Gas & Consumable Fuels - 0.3%	Hindustan Petroleum Corp.	300,000	1,532,886
	Reliance Industries Ltd.	1,459,600	75,267,909

			76,800,795

Pharmaceuticals - 0.0%	Wockhardt Ltd.	175,000	762,334

Road & Rail - 0.0%	Container Corp. of India	900,000	17,619,190

Thrifts & Mortgage Finance - 0.1%	Housing Development Finance Corp.	475,000	25,148,336

Wireless Telecommunication	Reliance Communication Ventures Ltd.	1,505,000	17,518,947
Services - 0.1%

	Total Common Stocks in India		219,495,541

Indonesia - 0.1%

Oil, Gas & Consumable Fuels - 0.1%	Bumi Resources Tbk PT	44,796,133	32,840,408

	Total Common Stocks in Indonesia		32,840,408

Israel - 0.1%

Pharmaceuticals - 0.1%	Teva Pharmaceutical Industries Ltd. (a)	300,000	13,452,000

Software - 0.0%	AFI Development Plc (a)(b)	1,184,200	7,282,830
	Check Point Software Technologies Ltd. (b)	60,400	1,378,932
	Ectel Ltd. (a)(b)	227,521	386,786

			9,048,548

	Total Common Stocks in Israel		22,500,548

Italy - 0.3%

Commercial Banks - 0.2%	Intesa Sanpaolo SpA	4,671,147	26,235,655
	Unicredit SpA	4,788,869	28,512,523

			54,748,178

Oil, Gas & Consumable Fuels - 0.1%	Eni SpA	1,003,611	33,866,388

	Total Common Stocks in Italy		88,614,566

Japan - 6.4%

Auto Components - 0.1%	Toyota Industries Corp.	925,000	26,787,443

Automobiles - 0.2%	Honda Motor Co., Ltd.	434,300	13,864,289
	Suzuki Motor Corp.	2,286,000	49,925,639

			63,789,928

Beverages - 0.3%	Coca-Cola Central Japan Co., Ltd.	1,120	8,158,375
	Coca-Cola West Holdings Co., Ltd.	1,555,700	34,430,628

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Hokkaido Coca-Cola Bottling Co., Ltd.	500,000	$ 2,766,877
	Kirin Holdings Co., Ltd.	2,625,000	40,107,137
	Mikuni Coca-Cola Bottling Co., Ltd.	1,350,000	12,673,543

			98,136,560

Building Products - 0.2%	Asahi Glass Co., Ltd.	2,099,900	23,201,655
	Daikin Industries Ltd.	425,000	18,148,428

			41,350,083

Chemicals - 0.5%	Mitsubishi Rayon Co., Ltd.	11,000,000	33,619,374
	Shin-Etsu Chemical Co., Ltd.	950,000	58,123,278
	Sumitomo Chemical Co., Ltd.	8,805,000	58,111,243
	Ube Industries Ltd.	2,278,600	8,183,645

			158,037,540

Commercial Banks - 0.3%	The Bank of Yokohama Ltd.	595,000	3,836,803
	Fukuoka Financial Group, Inc.	3,525,000	14,728,861
	Mizuho Financial Group, Inc.	2,925	14,005,514
	Shinsei Bank Ltd.	2,000,000	6,926,930
	Sumitomo Mitsui Financial Group, Inc.	6,820	52,914,380

			92,412,488

Construction & Engineering - 0.3%	JGC Corp.	1,864,000	37,738,433
	Kinden Corp.	1,630,000	16,454,634
	Okumura Corp.	4,855,800	18,357,776
	Toda Corp.	2,249,500	7,763,479

			80,314,322

Consumer Finance - 0.1%	Credit Saison Co., Ltd.	610,000	12,801,487

Diversified Financial Services - 0.2%	NCB Holdings Ltd. (b)	34,970	611,975
	RHJ International (a)(b)	911,000	10,231,325
	RHJ International (b)	3,474,800	38,734,990

			49,578,290

Diversified Telecommunication	Nippon Telegraph & Telephone Corp.	2,330	11,837,797
Services - 0.0%

Electronic Equipment &	Hoya Corp.	1,641,300	33,846,011
Instruments - 0.2%	Murata Manufacturing Co., Ltd.	500,000	20,757,569

			54,603,580

Food & Staples Retailing - 0.2%	Ministop Co., Ltd.	200,000	4,505,464
	Seven & I Holdings Co. Ltd.	1,825,000	55,812,275

			60,317,739

Food Products - 0.0%	Ajinomoto Co., Inc.	525,000	5,396,246
	House Foods Corp.	250,000	4,102,836

			9,499,082

Gas Utilities - 0.1%	Tokyo Gas Co., Ltd.	8,498,000	34,228,737

Household Durables - 0.3%	Matsushita Electric Industrial Co., Ltd.	2,281,400	48,100,993
	Rinnai Corp.	265,000	9,565,233
	Sekisui House Ltd.	4,200,000	39,443,438
	Sony Corp. (a)	27,800	1,047,226

			98,156,890

Insurance - 1.2%	Aioi Insurance Co., Ltd.	10,495,000	56,105,769
	Mitsui Sumitomo Insurance Group
	Holdings, Inc.	2,779,695	92,135,996
	Nipponkoa Insurance Co., Ltd.	6,747,100	54,147,491

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Tokio Marine Holdings, Inc.	3,650,000	$ 136,945,788

			339,335,044

Machinery - 0.1%	Kubota Corp.	5,161,500	32,790,717
	Tadano Ltd.	250,000	2,228,872

			35,019,589

Media - 0.1%	Toho Co., Ltd.	1,335,000	27,984,383

Office Electronics - 0.2%	Canon, Inc.	1,177,800	53,831,624

Pharmaceuticals - 0.7%	Astellas Pharma, Inc.	1,820,600	78,940,925
	Mitsubishi Tanabe Pharma Corp.	994,000	12,944,988
	Takeda Pharmaceutical Co., Ltd.	2,086,700	110,791,801

			202,677,714

Real Estate Management &	Daiwa House Industry Co., Ltd.	1,525,000	14,431,201
Development - 0.1%	Marco Polo Investment Holdings Ltd. (b)	4,274	752,136
	NTT Urban Development Co.	12,600	17,376,255

			32,559,592

Road & Rail - 0.2%	East Japan Railway Co.	6,555	51,276,571

Specialty Retail - 0.0%	Shimachu Co., Ltd.	294,000	7,243,713

Textiles, Apparel & Luxury Goods -	Asics Corp.	550,000	5,123,866
0.0%

Tobacco - 0.1%	Japan Tobacco, Inc.	5,100	23,771,907

Trading Companies & Distributors -	Mitsubishi Corp.	3,147,000	91,703,348
0.3%

Wireless Telecommunication	KDDI Corp.	2,870	16,440,965
Services - 0.4%	NTT DoCoMo, Inc.	57,169	92,858,477
	Okinawa Cellular Telephone Co.	640	1,007,293

			110,306,735

	Total Common Stocks in Japan		1,872,686,052

Kazakhstan - 0.1%

Oil, Gas & Consumable Fuels - 0.1%	KazMunaiGas Exploration Production (a)	852,500	21,738,750

	Total Common Stocks in Kazakhstan		21,738,750

Luxembourg - 0.1%

Metals & Mining - 0.1%	ArcelorMittal	332,148	29,382,521

	Total Common Stocks in Luxembourg		29,382,521

Malaysia - 0.3%

Diversified Telecommunication	Telekom Malaysia Bhd	5,050,000	5,310,464
Services - 0.0%

Electric Utilities - 0.1%	Tenaga Nasional Bhd	12,743,444	32,693,119

Food Products - 0.1%	IOI Corp. Bhd	20,667,856	36,286,821

Tobacco - 0.1%	British American Tobacco Malaysia Bhd	1,131,000	14,035,095

Transportation Infrastructure -	PLUS Expressways Bhd	3,859,800	3,422,640
0.0%

Wireless Telecommunication	TM International Bhd (b)	3,750,000	7,313,421
Services - 0.0%

	Total Common Stocks in Malaysia		99,061,560

Mexico - 0.2%

Beverages - 0.1%	Fomento Economico Mexicano, SA de CV (a)	670,800	30,762,888

Household Durables - 0.0%	Urbi, Desarrollos Urbanos, SA de CV (b)	531,900	1,761,741

Media - 0.0%	Megacable Holdings SAB de CV (b)	200,600	439,616

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Wireless Telecommunication	America Movil, SA de CV (a)	744,000	$ 37,564,560
Services - 0.1%

	Total Common Stocks in Mexico		70,528,805

Netherlands - 0.1%

Chemicals - 0.1%	Akzo Nobel NV	420,924	24,070,522

Diversified Telecommunication	Koninklijke KPN NV	583,200	10,152,522
Services - 0.0%

Food Products - 0.0%	Unilever NV (a)	267,300	7,406,883

	Total Common Stocks in the Netherlands		41,629,927

New Zealand - 0.0%

Diversified Telecommunication	Telecom Corp. of New Zealand Ltd.	1,777,778	4,936,182
Services - 0.0%

Electric Utilities - 0.0%	Contact Energy Ltd.	1,115,000	6,859,661

	Total Common Stocks in New Zealand		11,795,843

Norway - 0.1%

Commercial Banks - 0.1%	DnB NOR ASA	1,629,587	20,811,174

Diversified Telecommunication	Telenor ASA	477,000	7,177,985
Services - 0.0%

Metals & Mining - 0.0%	Norsk Hydro ASA	300,000	3,750,481

	Total Common Stocks in Norway		31,739,640

Peru - 0.0%

Metals & Mining - 0.0%	Southern Copper Corp.	43,500	1,208,430

	Total Common Stocks in Peru		1,208,430

Philippines - 0.0%

Independent Power Producers &	Energy Development Corp.	9,000,000	983,520
Energy Traders - 0.0%	First Gen Corp.	450,000	293,630

	Total Common Stocks in the Philippines		1,277,150

Russia - 0.7%

Metals & Mining - 0.4%	Cherepovets MK Severstal (a)	1,066,900	20,164,410
	Kuzbassrazrezugol (b)	41,202,753	28,017,872
	Mechel OAO (a)	1,643,000	34,864,460
	Novolipetsk Steel (a)	300,000	13,350,000
	Polyus Gold Co. ZAO (a)	1,000,000	20,650,000

			117,046,742

Oil, Gas & Consumable Fuels - 0.3%	OAO Gazprom (a)	1,553,000	74,854,600

Transportation Infrastructure -	Novorossiysk Commercial Sea Port (a)	795,000	10,732,500
0.0%

	Total Common Stocks in Russia		202,633,842

Singapore - 1.0%

Commercial Banks - 0.1%	Oversea-Chinese Banking Corp.	3,900,000	23,848,260

Diversified Telecommunication	Singapore Telecommunications Ltd.	27,351,910	71,172,949
Services - 0.2%

Health Care Providers & Services -	Parkway Holdings Ltd.	13,199,853	19,119,770
0.1%

Industrial Conglomerates - 0.3%	Fraser and Neave Ltd.	8,600,000	27,640,191
	Keppel Corp. Ltd.	8,850,000	68,332,068

			95,972,259

Machinery - 0.1%	Sembcorp Marine Ltd.	4,629,100	14,040,972

Media - 0.0%	Singapore Press Holdings Ltd.	4,350,000	12,770,342

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Real Estate Investment Trusts	Parkway Life Real Estate Investment Trust	449,995	$ 391,188
(REITs) - 0.0%

Real Estate Management &	CapitaLand Ltd.	7,750,000	31,983,269
Development - 0.1%	Keppel Land Ltd.	1,831,652	6,487,619

			38,470,888

Trading Companies & Distributors -	Noble Group Ltd.	5,085,317	7,931,094
0.0%

Wireless Telecommunication	MobileOne Ltd.	10,800,000	15,904,290
Services - 0.1%

	Total Common Stocks in Singapore		299,622,012

South Africa - 0.2%

Metals & Mining - 0.2%	Anglo Platinum Ltd.	79,000	10,309,441
	Gold Fields Ltd. (a)	550,000	6,495,500
	Impala Platinum Holdings Ltd.	310,000	10,288,710
	Katanga Mining Ltd. (b)	1,617,700	17,615,465

			44,709,116

Oil, Gas & Consumable Fuels - 0.0%	Sasol Ltd.	152,000	8,105,168

	Total Common Stocks in South Africa		52,814,284

South Korea - 1.4%

Chemicals - 0.1%	Samsung Fine Chemicals Co., Ltd.	467,400	24,979,554

Commercial Banks - 0.1%	Daegu Bank	430,000	5,334,930
	Hana Financial Group, Inc.	178,800	6,756,393
	Kookmin Bank	218,700	12,401,696
	Pusan Bank	450,000	5,463,651

			29,956,670

Diversified Telecommunication	KT Corp. (a)	2,128,600	43,572,442
Services - 0.1%

Electric Utilities - 0.1%	Korea Electric Power Corp.	564,400	18,015,264

Electrical Equipment - 0.1%	LS Corp.	291,400	23,184,324

Electronic Equipment &	Fine DNC Co., Ltd.	635,000	1,479,465
Instruments - 0.0%	Interflex Co., Ltd.	565,000	1,947,733

			3,427,198

Food Products - 0.1%	CJ Cheil Jedang Corp. (b)	59,216	13,635,986
	Nong Shim Co., Ltd.	23,100	5,155,355

			18,791,341

Hotels, Restaurants & Leisure -	Paradise Co. Ltd.	1,915,226	5,350,773
0.0%

Industrial Conglomerates - 0.0%	CJ Corp.	101,284	5,572,076

Insurance - 0.2%	Dongbu Insurance Co., Ltd.	339,200	11,067,332
	Korean Reinsurance Co.	1,326,306	15,598,233
	Meritz Fire & Marine Insurance Co. Ltd.	1,840,166	17,979,910

			44,645,475

Metals & Mining - 0.2%	POSCO	60,330	32,098,553
	POSCO (a)	287,800	38,176,670

			70,275,223

Multiline Retail - 0.0%	Lotte Shopping Co. (a)(d)	171,000	2,538,683

Semiconductors & Semiconductor	Samsung Electronics Co., Ltd.	64,000	35,408,434
Equipment - 0.1%

Textiles, Apparel & Luxury Goods -	Cheil Industries, Inc.	225,000	11,726,523
0.0%

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Tobacco - 0.2%	KT&G Corp.	652,800	$ 57,902,540

Wireless Telecommunication	SK Telecom Co., Ltd.	77,940	14,855,724
Services - 0.1%

	Total Common Stocks in South Korea		410,202,244

Spain - 0.3%

Commercial Banks - 0.1%	Banco Santander SA	1,968,602	38,322,471

Diversified Telecommunication	Telefonica SA	1,407,656	36,525,161
Services - 0.2%	Telefonica SA (a)	186,798	14,538,488

			51,063,649

Independent Power Producers &	Iberdrola Renovables (b)	1,315,200	8,677,271
Energy Traders - 0.0%

Transportation Infrastructure - 0.0%	Cintra Concesiones de Infraestructuras de
	Transporte SA	440,998	4,958,844

	Total Common Stocks in Spain		103,022,235

Sweden - 0.0%

Auto Components - 0.0%	Autoliv, Inc.	24,600	960,384

	Total Common Stocks in Sweden		960,384

Switzerland - 0.9%

Capital Markets - 0.1%	Credit Suisse Group AG	699,517	34,933,930

Diversified Telecommunication	Swisscom AG	44,036	14,197,637
Services - 0.1%

Food Products - 0.3%	Nestle SA Registered Shares	2,058,952	90,315,859

Insurance - 0.1%	Zurich Financial Services AG	111,217	29,231,883

Pharmaceuticals - 0.3%	Novartis AG Registered Shares	973,696	57,804,117
	Roche Holding AG	204,404	37,766,056

			95,570,173

	Total Common Stocks in Switzerland		264,249,482

Taiwan - 0.7%

Commercial Banks - 0.0%	Chinatrust Financial Holding Co.	10,317,540	7,457,845

Construction Materials - 0.1%	Taiwan Cement Corp.	24,323,534	30,853,760

Diversified Financial Services -	Fubon Financial Holding Co. Ltd.	6,740,000	5,949,355
0.0%

Diversified Telecommunication	Chunghwa Telecom Co., Ltd.	9,528,909	24,118,535
Services - 0.3%	Chunghwa Telecom Co., Ltd. (a)	2,090,909	52,669,998

			76,788,533

Electronic Equipment &	Delta Electronics, Inc.	10,557,855	26,872,646
Instruments - 0.1%	HON HAI Precision Industry Co., Ltd.	3,750,000	18,122,174

			44,994,820

Insurance - 0.1%	Cathay Financial Holding Co., Ltd.	8,426,672	16,231,857

Semiconductors & Semiconductor	Taiwan Semiconductor Manufacturing Co., Ltd.	4,020,164	7,262,807
Equipment - 0.1%	Taiwan Semiconductor Manufacturing Co., Ltd. (a)	1,356,805	12,889,651

			20,152,458

	Total Common Stocks in Taiwan		202,428,628

Thailand - 0.3%

Commercial Banks - 0.1%	Siam Commercial Bank PCL	12,594,600	28,017,250

Construction Materials - 0.0%	Siam Cement PCL Foreign Shares	992,000	5,053,443

Electronic Equipment &	Hana Microelectronics PCL	10,750,000	5,553,150
Instruments - 0.0%

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels - 0.1%	PTT Exploration & Production PCL	1,650,000	$ 7,291,729
	PTT Public Company THB10	3,100,000	23,326,366

			30,618,095

Transportation Infrastructure - 0.1%	Airports of Thailand PCL	6,247,600	7,275,497
	Bangkok Expressway PCL Foreign Shares	4,950,000	2,527,471

			9,802,968

	Total Common Stocks in Thailand		79,044,906

United Arab Emirates - 0.2%

Real Estate Management &	Aldar Properties PJSC	13,856,774	46,401,133
Development - 0.2%

	Total Common Stocks in the United Arab Emirates		46,401,133

United Kingdom - 1.9%

Aerospace & Defense - 0.1%	BAE Systems Plc	4,005,262	35,541,173

Beverages - 0.3%	Diageo Plc (a)	1,215,000	85,511,700

Commercial Banks - 0.1%	Barclays Plc	1,727,473	11,730,256
	HSBC Holdings Plc	1,109,977	18,356,726

			30,086,982

Diversified Financial	Guinness Peat Group Plc	8,392,249	8,292,467
Services - 0.0%

Food Products - 0.2%	Cadbury Plc (a)	505,536	23,947,240
	Premier Foods Plc	1,000,000	1,711,224
	Unilever Plc	1,481,940	40,630,602

			66,289,066

Metals & Mining - 0.1%	Anglo American Plc	542,159	30,993,543

Oil, Gas & Consumable Fuels - 0.4%	BP Plc	4,652,520	47,751,083
	Royal Dutch Shell Plc (a)	200,000	14,158,000
	Royal Dutch Shell Plc Class B	1,599,928	56,184,179

			118,093,262

Pharmaceuticals - 0.2%	GlaxoSmithKline Plc	1,850,031	43,124,608

Tobacco - 0.1%	British American Tobacco Plc	969,554	34,988,937

Wireless Telecommunication	Vodafone Group Plc	29,118,967	78,004,877
Services - 0.4%	Vodafone Group Plc (a)	876,736	23,522,827

			101,527,704

	Total Common Stocks in the United Kingdom		554,449,442

United States - 30.1%

Aerospace & Defense - 0.6%	Boeing Co.	902,600	55,157,886
	General Dynamics Corp.	94,057	8,384,241
	Goodrich Corp.	14,300	702,702
	Honeywell International, Inc.	14,100	716,844
	L-3 Communications Holdings, Inc.	8,600	848,734
	Lockheed Martin Corp.	425,500	44,392,415
	Northrop Grumman Corp.	7,600	512,164
	Precision Castparts Corp.	200,000	18,686,000
	Raytheon Co.	10,400	592,072
	Spirit Aerosystems Holdings, Inc. Class A (b)	1,349,900	29,238,834
	United Technologies Corp.	221,500	14,171,570

			173,403,462

Air Freight & Logistics - 0.0%	FedEx Corp.	55,200	4,351,968

Auto Components - 0.0%	WABCO Holdings, Inc.	4,400	198,704

Automobiles - 0.1%	General Motors Corp. (b)(c)	2,000,000	22,140,000

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Beverages - 0.2%	The Coca-Cola Co.	550,900	$ 28,371,350
	Coca-Cola Enterprises, Inc.	42,200	714,446
	Constellation Brands, Inc. Class A (b)(c)	400,400	8,616,608
	Dr. Pepper Snapple Group, Inc. (b)	398,152	8,229,802
	Pepsi Bottling Group, Inc.	23,500	654,475
	PepsiAmericas, Inc.	167,000	3,952,890

			50,539,571

Biotechnology - 0.0%	Amgen, Inc. (b)	34,500	2,160,735
	Senomyx, Inc. (b)	470,800	2,386,956

			4,547,691

Capital Markets - 1.2%	The Bank of New York Mellon Corp.	2,593,148	92,056,754
	Lehman Brothers Holdings, Inc.	661,000	11,461,740
	Northern Trust Corp.	1,166,474	91,183,273
	State Street Corp.	2,034,100	145,722,924

			340,424,691

Chemicals - 0.3%	CF Industries Holdings, Inc.	11,800	1,928,828
	Celanese Corp. Series A	24,200	932,426
	The Dow Chemical Co.	1,473,900	49,095,609
	E.I. du Pont de Nemours & Co.	989,900	43,367,519
	Lubrizol Corp.	13,500	672,300
	Terra Industries, Inc.	25,900	1,398,600

			97,395,282

Commercial Banks - 0.1%	U.S. Bancorp	487,000	14,907,070

Commercial Services & Supplies -	Manpower, Inc.	9,700	465,600
0.0%	Republic Services, Inc. Class A	27,500	893,750

			1,359,350

Communications Equipment - 1.3%	3Com Corp. (b)	7,149,116	13,440,338
	Ciena Corp. (b)(c)	1,402,533	28,990,357
	Cisco Systems, Inc. (b)	5,505,417	121,064,120
	Comverse Technology, Inc. (b)	2,552,750	38,240,195
	Corning, Inc.	2,284,200	45,706,842
	Extreme Networks, Inc. (b)	737,200	2,159,996
	JDS Uniphase Corp. (b)(c)	313,092	3,422,096
	Juniper Networks, Inc. (b)	26,685	694,611
	Motorola, Inc.	1,488,350	12,859,344
	Polycom, Inc. (b)	2,000,000	47,200,000
	QUALCOMM, Inc.	958,150	53,024,021
	Tellabs, Inc. (b)	263,300	1,353,362

			368,155,282

Computers & Peripherals - 1.1%	EMC Corp. (b)	43,900	658,939
	Hewlett-Packard Co.	3,535,700	158,399,360
	International Business Machines Corp.	860,665	110,147,907
	Lexmark International, Inc. Class A (b)	692,800	24,303,424
	SanDisk Corp. (b)	1,451,100	20,460,510
	Seagate Technology	37,600	562,872
	Sun Microsystems, Inc. (b)	1,049,962	11,161,096
	Western Digital Corp. (b)	36,641	1,054,894

			326,749,002

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Construction & Engineering - 0.2%	Foster Wheeler Ltd. (b)	898,790	$ 51,024,308
	KBR, Inc.	315,000	8,977,500

			60,001,808

Consumer Finance - 0.0%	Discover Financial Services, Inc.	3,450	50,543

Containers & Packaging - 0.1%	Crown Holdings, Inc. (b)	600,900	16,843,227
	Owens-Illinois, Inc. (b)	23,600	996,864
	Smurfit-Stone Container Corp. (b)	631,000	3,603,010

			21,443,101

Distributors - 0.0%	Genuine Parts Co.	16,400	657,804

Diversified Financial Services - 0.1%	Bank of America Corp.	250,000	8,225,000
	JPMorgan Chase & Co.	700,000	28,441,000

			36,666,000

Diversified Telecommunication	AT&T Inc.	6,473,070	199,435,287
Services - 1.3%	AboveNet, Inc. (b)	2,578	160,480
	CenturyTel, Inc.	16,500	613,635
	Embarq Corp.	97,166	4,447,288
	FairPoint Communications, Inc.	56,015	388,744
	General Communication, Inc. Class A (b)	695,100	6,235,047
	Qwest Communications International Inc.	8,455,417	32,384,247
	Verizon Communications, Inc.	3,853,500	131,173,140
	Windstream Corp.	474,166	5,652,059

			380,489,927

Electric Utilities - 0.4%	Duke Energy Corp.	45,400	798,132
	Exelon Corp.	145,800	11,462,796
	FPL Group, Inc.	599,900	38,711,547
	FirstEnergy Corp.	17,800	1,309,190
	PPL Corp.	603,400	28,335,664
	RusHydro (b)	690,648,100	45,582,775

			126,200,104

Electronic Equipment &	Avnet, Inc. (b)	21,200	577,912
Instruments - 0.1%	Mettler Toledo International, Inc. (b)	50,000	5,375,500
	Tyco Electronics Ltd.	329,694	10,926,059

			16,879,471

Energy Equipment & Services - 1.1%	Complete Production Services, Inc. (b)(c)	950,000	30,248,000
	ENSCO International, Inc.	131,300	9,078,082
	Global Industries Ltd. (b)	1,873,100	22,364,814
	Halliburton Co.	682,400	30,585,168
	Key Energy Services, Inc. (b)	577,400	9,273,044
	Nabors Industries Ltd. (b)	262,443	9,568,672
	National Oilwell Varco, Inc. (b)	858,250	67,484,198
	Noble Corp.	157,407	8,164,701
	Patterson-UTI Energy, Inc.	48,600	1,381,212
	Schlumberger Ltd.	777,000	78,943,200
	Smith International, Inc.	204,487	15,209,743
	Transocean, Inc.	210,000	28,566,300
	Weatherford International Ltd. (b)	500,000	18,865,000

			329,732,134

Food & Staples Retailing - 0.1%	CVS Caremark Corp.	400,638	14,623,287
	The Kroger Co.	24,808	701,570

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	SUPERVALU, Inc.	203,876	$ 5,223,303
	Wal-Mart Stores, Inc.	200,300	11,741,586

			32,289,746

Food Products - 0.4%	ConAgra Foods, Inc.	575,925	12,486,054
	H.J. Heinz Co.	392,598	19,779,087
	Hormel Foods Corp.	32,400	1,171,908
	Kraft Foods, Inc.	2,320,708	73,844,929
	Sara Lee Corp.	400,500	5,470,830

			112,752,808

Health Care Equipment & Supplies -	Baxter International, Inc.	209,982	14,406,865
0.5%	Boston Scientific Corp. (b)	700,000	8,323,000
	Covidien Ltd.	329,420	16,220,641
	Hologic, Inc. (b)(c)	2,000,000	36,940,000
	Medtronic, Inc.	1,346,000	71,109,180

			146,999,686

Health Care Providers & Services -	Aetna, Inc.	1,606,700	65,890,767
1.7%	AmerisourceBergen Corp.	500,000	20,935,000
	Cigna Corp.	3,036,900	112,426,038
	Coventry Health Care, Inc. (b)	667,600	23,613,012
	DaVita, Inc. (b)	288,800	16,129,480
	Express Scripts, Inc. (b)	15,800	1,114,532
	HealthSouth Corp. (b)(c)	450,000	7,389,000
	Humana, Inc. (b)	1,353,500	59,432,185
	McKesson Corp.	450,000	25,195,500
	Medco Health Solutions, Inc. (b)	498,700	24,725,546
	PharMerica Corp. (b)	17,475	413,284
	UnitedHealth Group, Inc.	2,651,800	74,462,544
	WellPoint, Inc. (b)	1,232,400	64,639,380

			496,366,268

Hotels, Restaurants & Leisure - 0.6%	International Game Technology	1,174,400	25,496,224
	McDonald's Corp.	621,000	37,129,590
	Panera Bread Co. Class A (b)(c)(e)	2,260,538	113,252,954

			175,878,768

Household Durables - 0.0%	Mohawk Industries, Inc. (b)(c)	9,300	548,421

Household Products - 0.6%	The Procter & Gamble Co.	2,476,500	162,161,220

IT Services - 0.0%	Accenture Ltd. Class A	17,400	726,624
	Affiliated Computer Services, Inc. Class A (b)	26,600	1,282,120
	Computer Sciences Corp. (b)	15,250	722,393
	Electronic Data Systems Corp.	26,500	657,465
	Hewitt Associates, Inc. Class A (b)	33,000	1,216,050
	SAIC, Inc. (b)	77,300	1,460,197

			6,064,849

Independent Power Producers &	The AES Corp. (b)	697,400	11,256,036
Energy Traders - 0.3%	Calpine Corp. (b)	37,655	655,197
	Constellation Energy Group, Inc.	400,050	33,268,158
	Dynegy, Inc. Class A (b)	1,120,688	7,542,230
	Mirant Corp. (b)(c)	550,199	16,841,591
	NRG Energy, Inc. (b)(c)	438,900	15,927,681

			85,490,893

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Industrial Conglomerates - 1.3%	3M Co.	507,300	$ 35,708,847
	General Electric Co.	11,208,616	317,091,747
	Textron, Inc.	23,300	1,012,851
	Tyco International Ltd.	329,246	14,671,202

			368,484,647

Insurance - 2.3%	ACE Ltd.	1,447,905	73,408,783
	The Allstate Corp.	1,056,600	48,836,052
	American International Group, Inc.	6,198,875	161,480,694
	Assurant, Inc.	468,618	28,173,314
	Axis Capital Holdings Ltd.	19,300	611,424
	CNA Financial Corp.	15,700	419,033
	Chubb Corp.	509,400	24,471,576
	Darwin Professional Underwriters, Inc. (b)	122,250	3,783,638
	Endurance Specialty Holdings Ltd.	843,300	25,804,980
	Everest Re Group Ltd.	184,400	15,083,920
	Fidelity National Title Group, Inc. Class A	3,280,300	43,824,808
	Genworth Financial, Inc. Class A	16,600	265,102
	Hartford Financial Services Group, Inc.	499,927	31,690,373
	IPC Holdings, Ltd.	457,630	14,689,923
	Lincoln National Corp.	8,800	419,760
	Loews Corp.	14,310	637,654
	Marsh & McLennan Cos., Inc.	298,900	8,443,925
	MetLife, Inc.	186,600	9,473,682
	Platinum Underwriters Holdings Ltd.	353,100	12,746,910
	The Progressive Corp.	789,900	15,995,475
	Prudential Financial, Inc.	111,000	7,655,670
	RenaissanceRe Holdings Ltd.	360,600	18,343,722
	The Travelers Cos., Inc.	1,010,458	44,581,407
	XL Capital Ltd. Class A	3,643,637	65,184,666

			656,026,491

Internet & Catalog Retail - 0.0%	Expedia, Inc. (b)	33,700	659,509
	Liberty Media Holding Corp. - Interactive (b)	48,153	675,587

			1,335,096

Internet Software & Services - 0.3%	Google, Inc. Class A (b)	206,300	97,734,625

Leisure Equipment & Products - 0.1%	Hasbro, Inc.	25,100	971,872
	Mattel, Inc.	1,186,800	23,795,340

			24,767,212

Life Sciences Tools & Services - 0.2%	Applied Biosystems, Inc.	100,000	3,693,000
	Invitrogen Corp. (b)	100,000	4,435,000
	PerkinElmer, Inc.	125,000	3,637,500
	Thermo Fisher Scientific, Inc. (b)	367,900	22,265,308
	Varian, Inc. (b)(c)	50,000	2,470,000
	Waters Corp. (b)	473,500	32,169,590

			68,670,398

Machinery - 0.0%	AGCO Corp. (b)	17,750	1,062,337
	Cummins, Inc.	14,300	948,662
	Deere & Co.	14,300	1,003,288
	Dover Corp.	32,100	1,593,123
	Ingersoll-Rand Co. Class A	35,000	1,260,000
	Pall Corp.	100,000	4,042,000

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Parker Hannifin Corp.	12,900	$ 795,672
	SPX Corp.	9,200	1,166,376

			11,871,458

Marine - 0.2%	American Commercial Lines, Inc. (b)(c)(e)	4,210,846	48,214,187

Media - 0.6%	Comcast Corp. Class A	5,457,463	112,532,887
	DISH Network Corp. (b)	44,100	1,297,422
	Discovery Holding Co. (b)	65,100	1,294,188
	Idearc, Inc. (b)(c)	82,996	108,725
	Liberty Media Corp. - Entertainment Class A (b)	768	18,908
	Liberty Media Holding Corp. - Capital (b)	192	2,984
	Time Warner, Inc.	550,200	7,878,864
	Viacom, Inc. Class B (b)	719,000	20,081,670
	Virgin Media, Inc.	2,246,000	25,200,120

			168,415,768

Metals & Mining - 0.9%	AK Steel Holding Corp.	19,400	1,231,900
	Alcoa, Inc.	671,300	22,656,375
	Freeport-McMoRan Copper & Gold, Inc. Class B	252,000	24,381,000
	Newmont Mining Corp.	2,834,587	135,946,793
	Nucor Corp.	24,300	1,390,446
	Reliance Steel & Aluminum Co.	21,200	1,338,992
	United States Steel Corp.	460,000	73,765,600

			260,711,106

Multi-Utilities - 0.0%	CMS Energy Corp.	699,500	9,443,250

Multiline Retail - 0.0%	Big Lots, Inc. (b)	26,300	801,098
	Family Dollar Stores, Inc.	20,000	466,000

			1,267,098

Office Electronics - 0.2%	Xerox Corp.	3,564,000	48,612,960

Oil, Gas & Consumable Fuels - 4.1%	Alliance Resource Partners LP	389,262	18,750,751
	Anadarko Petroleum Corp.	450,850	26,108,724
	Apache Corp.	235,000	26,359,950
	CNX Gas Corp. (b)	766,500	23,937,795
	Chevron Corp.	2,275,300	192,399,368
	Cimarex Energy Co.	21,800	1,135,998
	ConocoPhillips	1,530,000	124,878,600
	Consol Energy, Inc.	1,485,830	110,530,894
	Devon Energy Corp.	675,000	64,050,750
	El Paso Corp.	5,938,400	106,475,512
	Exxon Mobil Corp.	3,565,474	286,771,074
	Foundation Coal Holdings, Inc.	889,514	52,837,132
	Frontline Ltd.	25,800	1,655,586
	Hess Corp.	262,483	26,615,776
	Marathon Oil Corp.	1,275,000	63,074,250
	Murphy Oil Corp.	257,200	20,506,556
	Noble Energy, Inc.	14,300	1,056,341
	Occidental Petroleum Corp.	524,900	41,377,867
	Stone Energy Corp. (b)	184,500	9,413,190
	Sunoco, Inc.	10,300	418,283
	Valero Energy Corp.	13,200	441,012

			1,198,795,409

Paper & Forest Products - 0.2%	International Paper Co.	1,721,600	47,722,752

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Personal Products - 0.0%	Avon Products, Inc.	350,600	$ 14,865,440

Pharmaceuticals - 3.0%	Abbott Laboratories	1,171,770	66,017,522
	Bristol-Myers Squibb Co.	9,020,200	190,506,624
	Eli Lilly & Co.	717,808	33,815,935
	Endo Pharmaceuticals Holdings, Inc. (b)	184,600	4,273,490
	Forest Laboratories, Inc. (b)	270,600	9,609,006
	Johnson & Johnson	3,411,619	233,593,553
	King Pharmaceuticals, Inc. (b)	277,700	3,196,327
	Merck & Co., Inc.	2,057,000	67,675,300
	Pfizer, Inc.	7,456,747	139,217,466
	Schering-Plough Corp.	2,070,000	43,635,600
	Valeant Pharmaceuticals International (b)	1,833,400	31,387,808
	Wyeth	1,253,300	50,783,716

			873,712,347

Real Estate Investment Trusts	Ventas, Inc.	209,900	9,416,114
(REITs) - 0.0%

Real Estate Management &	The St. Joe Co. (b)	1,002,300	35,110,569
Development - 0.1%

Road & Rail - 2.0%	Burlington Northern Santa Fe Corp.	2,776,400	289,106,532
	CSX Corp.	20,900	1,412,422
	Norfolk Southern Corp.	830,000	59,693,600
	Ryder System, Inc.	21,100	1,391,756
	Union Pacific Corp.	2,702,900	222,827,076

			574,431,386

Semiconductors & Semiconductor	Applied Materials, Inc.	776,900	13,455,908
Equipment - 0.5%	Intel Corp.	5,233,300	116,126,927
	Intersil Corp. Class A	26,700	644,271
	LSI Corp. (b)	217,228	1,507,562
	Novellus Systems, Inc. (b)	25,100	511,287
	Texas Instruments, Inc.	190,700	4,649,266
	Xilinx, Inc.	57,700	1,432,691

			138,327,912

Software - 1.2%	BMC Software, Inc. (b)	17,500	575,575
	Borland Software Corp. (b)	71,249	110,436
	CA, Inc.	2,834,800	67,638,328
	Cadence Design Systems, Inc. (b)	32,000	236,480
	Microsoft Corp.	10,933,250	281,203,190
	Novell, Inc. (b)	532,900	2,968,253
	Oracle Corp. (b)	44,900	966,697
	Symantec Corp. (b)	74,500	1,569,715
	Synopsys, Inc. (b)	28,600	686,972

			355,955,646

Specialty Retail - 0.0%	Circuit City Stores, Inc. (b)	558,700	1,128,574
	The Gap, Inc.	82,900	1,336,348
	Ross Stores, Inc.	43,200	1,639,872
	TJX Cos., Inc.	49,000	1,651,790

			5,756,584

Textiles, Apparel & Luxury Goods -	Hanesbrands, Inc. (b)	50,875	1,090,760
0.0%	Unifi, Inc. (b)	1,622,011	5,141,775

			6,232,535

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Tobacco - 0.3%	Altria Group, Inc.	1,402,400	$ 28,538,840
	Lorillard, Inc. (b)	9,800	657,678
	Philip Morris International, Inc.	1,143,700	59,072,105
	Reynolds American, Inc.	19,600	1,094,268

			89,362,891

Transportation Infrastructure -	Macquarie Infrastructure Co. LLC	1,574,700	35,304,774
0.1%

Wireless Telecommunication	Sprint Nextel Corp. (b)	3,412,000	27,773,680
Services - 0.1%

	Total Common Stocks in the United States		8,773,167,959

	Total Common Stocks - 54.9%		16,049,076,439

	Exchange-Traded Funds

Brazil - 0.0%

	iShares MSCI Brazil (Free) Index Fund (c)	22,600	1,836,024

	Total Exchange-Traded Funds in Brazil		1,836,024

South Korea - 0.0%

	iShares MSCI South Korea Index Fund	19,000	950,000

	Total Exchange-Traded Funds in South Korea		950,000

United States - 3.2%

	Consumer Staples Select Sector SPDR Fund	1,427,000	39,042,720
	Health Care Select Sector SPDR Fund	1,428,100	45,627,795
	iShares Dow Jones U.S. Financial Sector Index
	Fund	265,300	19,175,884
	iShares Dow Jones U.S. Technology Sector
	Index Fund	515,400	27,548,130
	iShares Dow Jones U.S. Telecommunications
	Sector Index Fund	791,300	18,405,638
	iShares Silver Trust (b)(c)	4,461,000	78,201,330
	SPDR® Gold Trust (b)(c)	4,185,603	376,913,550
	Technology Select Sector SPDR Fund (e)	11,329,620	253,217,007
	Telecom HOLDRs Trust (e)	180,000	5,166,000
	Utilities Select Sector SPDR Fund	2,385,500	90,839,840
	Vanguard Telecommunication Services	24,600	1,493,712

	Total Exchange-Traded Funds in the United States		955,631,606

	Total Exchange-Traded Funds - 3.2%		958,417,630

	Mutual Funds

Vietnam - 0.1%

	Vietnam Enterprise Investments Ltd. - R Shares (b)	2,838,370	6,670,170
	Vinaland Ltd. (b)	14,680,000	17,304,784

	Total Mutual Funds - 0.1%		23,974,954

	Preferred Stocks

United States - 0.3%

Diversified Financial Services -	Citigroup, Inc. Series T, 6.50% (f)	1,075,500	47,580,120
0.2%

Insurance - 0.0%	IPC Holdings, Ltd., 7.25% (f)	73,300	2,111,729
	Metlife, Inc. Series B, 6.375% (f)	372,100	9,369,478
	XL Capital Ltd., 10.75% (f)	264,757	6,618,925

			18,100,132

Oil, Gas & Consumable Fuels - 0.1%	El Paso Corp., 4.99% (b)(d)(f)	10,650	15,402,562

	Total Preferred Stocks - 0.3%		81,082,814

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Warrants (g)		Shares	Value

Canada - 0.0%

Metals & Mining - 0.0%	New Gold, Inc. (expires 4/03/12)		1,750,000	$ 170,907

	Total Warrants in Canada			170,907

United States - 0.0%

Diversified Telecommunication	AboveNet, Inc. (expires 9/08/08)		11,979	371,349
Services - 0.0%	AboveNet, Inc. (expires 9/08/10)		14,093	422,790

				794,139

Paper & Forest Products - 0.0%	Mandra Forestry Finance Ltd. (expires 5/15/13)		22,750	2,275,000

	Total Warrants in the United States			3,069,139

	Total Warrants - 0.0%			3,240,046

	Rights

France - 0.0%

Commercial Services & Supplies -	Suez Environnement SA (h)		360,563	2,592,765
0.0%

	Total Rights - 0.0%			2,592,765

	Fixed Income Securities

			Par
	Asset-Backed Securities		(000)

United States - 0.0%

	Latitude CLO Ltd. Series 2005-1I Class SUB,
	13%, 12/15/17	$ 8,000		4,080,000

	Total Asset-Backed Securities - 0.0%			4,080,000

	Corporate Bonds

Brazil - 0.0%

Food Products - 0.0%	Cosan Finance Ltd., 7%, 2/01/17 (d)		7,050	6,662,250

	Total Corporate Bonds in Brazil			6,662,250

Canada - 0.1%

Paper & Forest Products - 0.1%	Sino-Forest Corp., 5%, 8/01/13 (d)(f)		31,000	31,099,200

Wireless Telecommunication	Rogers Wireless Communications, Inc.,
Services - 0.0%	7.625%, 12/15/11	CAD	6,250	6,486,034

	Total Corporate Bonds in Canada			37,585,234

Chile - 0.2%

Electric Utilities - 0.2%	Empresa Electrica del Norte Grande SA, 7%,
	11/05/17	$ 46,823		45,418,606

	Total Corporate Bonds in Chile			45,418,606

China - 0.2%

Automobiles - 0.1%	Brilliance China Finance Ltd., 0%, 6/07/11 (f)(i)		22,588	22,983,290

Food Products - 0.1%	Chaoda Modern Agriculture Holdings Ltd.,
	7.75%, 2/08/10		14,410	14,482,050
	Chaoda Modern Agriculture Holdings Ltd.,
	0%, 5/08/11 (f)(i)	HKD	89,040	16,219,464

				30,701,514

	Total Corporate Bonds in China			53,684,804

Europe - 0.5%

Commercial Banks - 0.5%	European Investment Bank, 0%, 9/12/08 (d)(i)	BRL	104,364	62,947,672
	European Investment Bank, 0%, 9/21/10 (d)(i)		127,600	60,481,406
	European Investment Bank, 4.375%, 4/15/13	EUR	5,000	7,701,251
	European Investment Bank, Series
	1158/0100, 3.625%, 10/15/11		14,382	21,756,171

	Total Corporate Bonds in Europe			152,886,500

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

Germany - 0.6%

Commercial Banks - 0.6%	KfW - Kreditanstalt fuer Wiederaufbau,
	4.50%, 12/07/08	GBP	13,050	$ 25,733,694
	KfW - Kreditanstalt fuer Wiederaufbau,
	3.25%, 6/27/13 (f)		58,200	90,766,544
	KfW - Kreditanstalt fuer Wiederaufbau,
	4.25%, 7/04/14	EUR	38,750	59,067,563

	Total Corporate Bonds in Germany			175,567,801

Hong Kong - 0.2%

Hotels, Restaurants & Leisure -	FUJI Food and Catering Services Holdings
0.0%	Ltd., 0%, 10/18/10 (f)(i)	CNY	67,000	7,747,592

Industrial Conglomerates - 0.1%	Hutchison Whampoa International 03/33
	Ltd., 5.45%, 11/24/10	$ 15,000		15,127,260

Real Estate Management &	Hongkong Land CB 2005 Ltd., 2.75%,
Development - 0.0%	12/21/12 (f)		7,500	8,746,875

Trading Companies &	Noble Group Ltd., 8.50%, 5/30/13 (d)		28,658	28,371,420
Distributors - 0.1%

	Total Corporate Bonds in Hong Kong			59,993,147

India - 0.6%

Automobiles - 0.1%	Tata Motors Ltd., 1%, 4/27/11 (f)		23,750	22,783,850
	Tata Motors Ltd., 0%, 7/12/12 (f)(i)		4,300	3,848,500

				26,632,350

Metals & Mining - 0.0%	Gujarat NRE Coke Ltd., 0%, 4/12/11 (f)(i)		10,100	16,665,000

Thrifts & Mortgage Finance - 0.1%	Housing Development Finance Corp., 0%, 9/27/10 (f)(i)		17,700	29,824,500

Transportation Infrastructure -	Punj Lloyd Ltd., 0%, 4/08/11 (f)(i)		16,300	18,582,000
0.1%

Wireless Telecommunication	Reliance Communications Ltd., 0%, 5/10/11 (f)(i)		14,875	17,905,781
Services - 0.3%	Reliance Communications Ltd., 0%, 3/01/12 (f)(i)		64,000	65,681,088

				83,586,869

	Total Corporate Bonds in India			175,290,719

Japan - 0.1%

Commercial Banks - 0.1%	The Bank of Kyoto Ltd. Series 1, 1.90%,
	9/30/09 (f)	JPY	1,783,000	29,321,438
	The Mie Bank Ltd., 1%, 10/31/11 (f)		379,000	3,583,260

				32,904,698

Insurance - 0.0%	ASIF III Jersey Ltd., 0.95%, 7/15/09		735,000	6,789,919

	Total Corporate Bonds in Japan			39,694,617

Kazakhstan - 0.3%

Oil, Gas & Consumable Fuels - 0.3%	KazMunaiGaz Finance Sub BV, 9.125%,
	7/02/18 (d)	$ 75,500		76,447,632

	Total Corporate Bonds in Kazakhstan			76,447,632

Luxembourg - 0.3%

Diversified Telecommunication	VIP Finance Ireland Ltd. for OJSC Vimpel
Services - 0.2%	Communications, 9.125%, 4/30/18 (d)		59,230	57,929,487

Metals & Mining - 0.1%	Evraz Group SA, 8.875%, 4/24/13 (d)		12,250	11,913,125
	Evraz Group SA, 8.25%, 11/10/15		5,800	5,437,500
	Evraz Group SA, 9.50%, 4/24/18 (d)		27,295	26,306,921

				43,657,546

	Total Corporate Bonds in Luxembourg			101,587,033

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

Malaysia - 0.7%

Diversified Financial Services - 0.2%	Cherating Capital Ltd., 2%, 7/05/12 (f)	$ 29,200		$ 29,200,000
	Feringghi Capital Ltd., 0%, 12/22/09 (f)(i)		18,700	20,850,500
	Johor Corp., 1%, 7/31/09 (j)	MYR	43,000	16,243,857

				66,294,357

Diversified Telecommunication	Rafflesia Capital Ltd., 1.25%, 10/04/11 (f)(k)	$ 64,000		71,819,891
Services - 0.3%

Hotels, Restaurants & Leisure -	Berjaya Land Bhd, 8%, 8/15/11 (f)	MYR	68,700	21,903,083
0.1%	Resorts World Bhd, 0%, 9/19/08 (f)(i)		12,620	5,276,846

				27,179,929

Multi-Utilities - 0.1%	YTL Power Finance Cayman Ltd., 0%,
	5/09/10 (f)(i)	$ 34,700		39,510,843

	Total Corporate Bonds in Malaysia			204,805,020

Netherlands - 0.0%

Semiconductors & Semiconductor	ASM International NV, 4.25%, 12/06/11 (f)		1,500	2,112,105
Equipment - 0.0%	ASM International NV, 4.25%, 12/06/11 (d)(f)		4,235	5,553,144

	Total Corporate Bonds in the Netherlands			7,665,249

Philippines - 0.1%

Independent Power Producers &	First Gen Corp., 2.50%, 2/11/13 (f)		23,500	18,800,000
Energy Traders - 0.1%

	Total Corporate Bonds in the Philippines			18,800,000

Singapore - 0.4%

Commercial Banks - 0.0%	Somerset Global, 0%, 1/12/09 (f)(i)	SGD	7,250	6,978,801

Real Estate Management &	CapitaLand Ltd., 2.10%, 11/15/16 (f)		47,500	33,286,509
Development - 0.4%	CapitaLand Ltd., 2.95%, 6/20/22 (f)		84,750	45,499,482
	Keppel Land Ltd., 2.50%, 6/23/13 (f)		24,000	17,516,577

				96,302,568

	Total Corporate Bonds in Singapore			103,281,369

South Korea - 0.1%

Wireless Telecommunication	LG Telecom Ltd., 8.25%, 7/15/09	$ 250		256,728
Services - 0.1%	LG Telecom Ltd., 8.25%, 7/15/09 (d)		15,750	16,185,944

	Total Corporate Bonds in South Korea			16,442,672

Sweden - 0.1%

Diversified Financial Services -	Svensk Exportkredit AB, 10.50%, 9/29/15	TRY	31,601	21,455,624
0.1%

	Total Corporate Bonds in Sweden			21,455,624

Taiwan - 0.0%

Insurance - 0.0%	Shin Kong Financial Holding Co. Ltd., 0%,
	6/17/09 (f)(i)	$ 1,000		954,280

	Total Corporate Bonds in Taiwan			954,280

United Arab Emirates - 0.3%

Oil, Gas & Consumable Fuels -	Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (f)		88,880	82,202,446
0.3%

	Total Corporate Bonds in the United Arab Emirates			82,202,446

United States - 1.1%

Airlines - 0.0%	Northwest Airlines, Inc. Series 1999-3-B,
	9.485%, 10/01/16 (l)		4,942	716,588

Automobiles - 0.0%	General Motors Corp., 8.25%, 7/15/23		11,532	5,708,340

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value

Biotechnology - 0.0%	Cell Genesys, Inc., 3.125%, 11/01/11 (f)	$ 3,270		$ 2,346,225
	Nabi Biopharmaceuticals, 2.875%, 4/15/25 (f)		3,520	3,132,800

				5,479,025

Commercial Banks - 0.1%	Preferred Term Securities XXIV, Ltd., 5.965%,
	3/22/37 (d)(f)		12,100	5,959,250
	Preferred Term Securities XXV, Ltd., 5.758%,
	6/22/37 (f)		12,150	5,801,625
	Preferred Term Securities XXVI, Ltd., 6.191%,
	9/22/37 (f)		9,900	4,653,000
	Preferred Term Securities XXVII, Ltd., 6.29%,
	12/22/37 (f)		7,100	5,538,000

				21,951,875

Computers & Peripherals - 0.1%	SanDisk Corp., 1%, 5/15/13 (f)		39,500	25,428,125

Containers & Packaging - 0.0%	Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		5,904	4,664,160

Diversified Financial Services - 0.2%	American Honda Finance Corp., 3.85%, 11/06/08		120	120,192
	General Electric Capital Corp., 0.963%,
	1/15/10 (k)	JPY	6,640,000	60,867,354

				60,987,546

Electrical Equipment - 0.1%	Suzlon Energy Ltd., 0%, 10/11/12 (f)(i)	$ 20,750		19,530,937

Food Products - 0.1%	IOI Capital Bhd Series IOI, 0%, 12/18/11 (f)(i)		34,175	42,932,344

Health Care Providers & Services -	Tenet Healthcare Corp., 9.25%, 2/01/15		10,000	9,937,500
0.0%

Hotels, Restaurants & Leisure -	Uno Restaurant Corp., 10%, 2/15/11 (d)		4,790	2,227,350
0.0%

Independent Power Producers &	The AES Corp., 8.375%, 3/01/11	GBP	3,393	6,624,589
Energy Traders - 0.0%	Calpine Generating Co. LLC, 9.07%, 4/01/09 (l)(m)	$ 28,300		3
	Calpine Generating Co. LLC, 11.07%, 4/01/10 (l)		15,500	775,000

				7,399,592

Insurance - 0.0%	AIG SunAmerica Global Financing VII, 5.85%,
	8/01/08		170	170,000

Oil, Gas & Consumable Fuels - 0.3%	McMoRan Exploration Co., 5.25%, 10/06/11 (d)(f)		6,425	10,657,469
	McMoRan Exploration Co., 5.25%, 10/06/11 (f)		11,275	18,702,406
	Pemex Project Funding Master Trust, 5.50%,
	2/24/25	EUR	46,140	61,412,283

				90,772,158

Paper & Forest Products - 0.1%	Mandra Forestry, 12%, 5/15/13 (d)	$ 22,750		21,157,500

Wireless Telecommunication	Nextel Communications, Inc., 5.25%, 1/15/10 (f)
Services - 0.1%			14,325	13,877,344

	Total Corporate Bonds in the United States			332,940,384

	Total Corporate Bonds - 5.9%			1,713,365,387

	Foreign Government Obligations

	Australian Government Bonds, 5.75%, 6/15/11	AUD	39,380	36,667,948
	Australian Government Bonds, 6.50%, 5/15/13		84,390	80,558,353
	Australian Government Bond Series 909,
	7.50%, 9/15/09		28,000	26,641,946
	Brazil Notas do Tesouro Nacional Series B, 6%,
	8/15/10	BRL	15,870	16,964,878
	Brazil Notas do Tesouro Nacional Series B, 6%,
	5/15/17		22,700	23,151,043

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Foreign Government Obligations		(000)	Value

	Brazil Notas do Tesouro Nacional Series F,
	10%, 1/01/12	BRL	19,000	$ 10,843,388
	Brazil Notas do Tesouro Nacional Series F,
	10%, 1/01/17		110,649	58,018,117
	Bundesrepublik Deutschland, 4%, 7/04/16	EUR	176,500	268,922,358
	Bundesrepublik Deutschland, 4.25%, 7/04/17		145,500	225,600,009
	Bundesrepublik Deutschland Series 07, 4%, 1/04/18		57,000	86,719,415
	Bundesschatzanweisungen Series 1, 4.75%, 6/11/10		110,672	173,796,247
	Caisse d'Amortissement de la Dette Sociale,
	3.75%, 7/12/09		35,000	53,918,202
	Caisse d'Amortissement de la Dette Sociale,
	3.25%, 4/25/13		20,150	29,541,945
	Caisse d'Amortissement de la Dette Sociale,
	4%, 10/25/14		23,500	35,484,930
	Canadian Government Bond, 4.25%, 9/01/08	CAD	350	342,138
	Canadian Government Bond, 4%, 9/01/10		32,600	32,449,727
	Canadian Government Bond, 5.25%, 6/01/13		521	553,757
	Canadian Government Bond, 4%, 6/01/16		31,000	31,188,310
	Canadian Government Bond Series WL43,
	5.75%, 6/01/29		175	208,363
	Deutsche Bundesrepublik Inflation Linked
	Series I/L, 1.50%, 4/15/16	EUR	10,503	15,698,181
	Iceland Rikisbref, 7.25%, 5/17/13	ISK	728,000	8,038,083
	Japanese Government CPI Linked Bond
	Series 5, 0.80%, 9/10/15	JPY	6,965,298	63,690,656
	Japanese Government CPI Linked Bond
	Series 6, 0.80%, 12/10/15		7,648,121	69,828,052
	Japanese Government CPI Linked Bond
	Series 7, 0.80%, 3/10/16		22,011,682	200,254,585
	Malaysia Government Bond, 0%, 9/04/08 (i)	MYR	41,500	12,709,757
	Malaysia Government Bond, 3.756%, 4/28/11		198,500	60,659,430
	Malaysia Government Bond Series 3/06,
	3.869%, 4/13/10		168,000	51,621,818
	Netherland Government Bond, 3.75%, 7/15/14	EUR	24,000	36,210,953
	New Zealand Government Bond Series 216,
	4.50%, 2/14/16	NZD	21,250	21,009,363
	Poland Government Bond, 3%, 8/24/16	PLN	127,250	62,418,247
	Sweden Government Bond Series 3101, 4%,
	12/01/08	SEK	466,000	95,422,969
	Unedic, 3.50%, 9/18/08	EUR	64,650	100,658,625
	United Kingdom Gilt, 4.25%, 3/07/11	GBP	142,890	279,500,770
	United Kingdom Gilt, 4%, 9/07/16		85,000	160,221,209
	United Kingdom Gilt, 5%, 3/07/18		114,072	229,611,447
	United Kingdom Gilt, 8%, 6/07/21		85	216,874

	Total Foreign Government Obligations - 9.1%			2,659,342,093

Brazil - 0.7%	Structured Notes

	JPMorgan Chase & Co. (NTN - B Linked Notes),
	6%, 8/15/10 (n)	BRL	283,525	171,318,222

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Structured Notes		(000)	Value

JPMorgan Chase & Co. (NTN - B Linked Notes),
6%, 8/17/10 (n)	BRL	59,367	$ 35,871,962

Total Structured Notes in Brazil			207,190,184

Taiwan - 0.1%

UBS AG (Total Return TWD Linked Notes), 0%,
12/01/10 (i)(n)	$ 35,041		35,503,455

Total Structured Notes in Taiwan			35,503,455

United States - 1.7%

Goldman Sachs & Co. (TOPIX® Index Linked
Notes), 0%, 2/24/09 (i)(n)		55,000	57,191,585
JPMorgan Chase & Co. (Bearish Buffered
Return Enhanced Notes Linked Inversely to the
S&P 500), 0%, 5/04/09 (i)		133,150	170,858,080
Morgan Stanley (Bear Market PLUS S&P 500
Linked Notes), 0%, 5/07/09 (i)(o)		142,170	181,053,495
UBS AG (Gold Linked Notes), 0%, 3/23/09 (i)(n)		54,000	68,358,600

Total Structured Notes in the United States			477,461,760

Total Structured Notes - 2.5%			720,155,399

U.S. Government Obligations

United States - 12.5%

U.S. Treasury Inflation Indexed Bonds,
0.875%, 4/15/10		297,089	298,713,880
U.S. Treasury Inflation Indexed Bonds,
2.375%, 4/15/11 (p)		594,387	618,859,747
U.S. Treasury Inflation Indexed Bonds,
1.875%, 7/15/15 (p)		247,486	255,143,278
U.S. Treasury Inflation Indexed Bonds, 2%, 1/15/16		609,752	630,282,933
U.S. Treasury Inflation Indexed Bonds, 2.50%,
7/15/16		423,061	453,766,779
U.S. Treasury Inflation Indexed Bonds,
2.375%, 1/15/17		102,024	108,272,280
U.S. Treasury Inflation Indexed Bonds,
2.625%, 7/15/17		41,799	45,325,140
U.S. Treasury Inflation Indexed Bonds,
2.375%, 1/15/27		238,413	246,291,277
U.S. Treasury Notes, 4%, 6/15/09		136,000	138,050,608
U.S. Treasury Notes, 4.875%, 6/30/09		133,000	136,106,747
U.S. Treasury Notes, 4.625%, 7/31/09		92,070	94,177,574
U.S. Treasury Notes, 2.125%, 1/31/10		86,350	86,113,919
U.S. Treasury Notes, 2.875%, 6/30/10		173,274	174,533,009
U.S. Treasury Notes, 4.875%, 5/31/11		226,337	238,979,958
U.S. Treasury Notes, 2%, 4/15/12		127,539	132,272,840

Total U.S. Government Obligations - 12.5%			3,656,889,969

Total Fixed Income Securities - 30.0%			8,753,832,848

Total Long-Term Investments
(Cost - $23,386,233,204) - 88.5%			25,872,217,496

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Short-Term Securities		(000)	Value

Malaysia - 0.3%

Foreign Commercial Paper - 0.3%	Bank Negara Malaysia Monetary Notes
	Series 1008, 0%, 8/28/08 (i)	MYR	184,467	$ 56,511,431
	Bank Negara Malaysia Monetary Notes
	Series 3707, 0%, 9/23/08 (i)		124,500	38,063,198

	Total Short-Term Securities in Malaysia			94,574,629

United States - 11.3%

U.S. Government	U.S. Treasury Bills, 1.24%, 8/07/08	$ 369,600		369,499,603
Obligations - 11.3%	U.S. Treasury Bills, 1.44%, 8/14/08		476,700	476,402,053
	U.S. Treasury Bills, 1.68%, 8/21/08		554,000	553,450,741
	U.S. Treasury Bills, 1.70%, 8/28/08		385,600	385,060,195
	U.S. Treasury Bills, 1.87%, 9/04/08		493,500	492,634,825
	U.S. Treasury Bills, 1.87%, 9/11/08		184,000	183,617,561
	U.S. Treasury Bills, 1.93%, 10/02/08		135,000	134,560,344
	U.S. Treasury Bills, 1.865%, 10/09/08		325,000	323,846,167
	U.S. Treasury Bills, 1.51%, 10/23/08		200,000	199,317,555
	U.S. Treasury Bills, 1.71%, 10/30/08		184,000	183,221,712

	Total Short-Term Securities in the United States			3,301,610,756

			Beneficial
			Interest
			(000)

Money Market Fund - 0.7%	BlackRock Liquidity Series, LLC
	Money Market Series, 2.63% (q)(r)(s)	$ 184,756		184,755,600

	Total Short-Term Securities
	(Cost - $3,582,557,056) - 12.3%			3,580,940,985

	Options Purchased	Contracts

Call Options	Bristol-Myers Squibb Co., expiring January
	2009 at $35		10,000	30,000
	General Motors Corp., expiring January 2010 at $50		5,820	200,790
	General Motors Corp., expiring January 2010 at $60		5,496	118,164
	JPMorgan Stoxx Index 6/19/09, expiring July 2009
	at $0.001		142,350	(1,066,202)
	JPMorgan Stoxx Index 6/19/09, expiring June 2009
	at $0.001		144,600	390,420
	Lockheed Martin Corp., expiring January 2009
	at $115		6,435	2,316,600
	Medtronic, Inc., expiring January 2009 at $50		1,500	802,500
	Medtronic, Inc., expiring January 2009 at $55		1,500	397,500
	Medtronic, Inc., expiring January 2009 at $60		4,876	487,600
	Northrop Grumman Corp., expiring January
	2009 at $80		7,653	1,090,553
	Raytheon Co., expiring January 2009 at $70		12,049	783,185
	SPDR® Gold Trust, expiring September 2008 at $100		80,000	5,400,000

				10,951,110

Put Options	Bed Bath & Beyond, Inc., expiring August 2008
	at $25		10,000	200,000
	Kohl's Corp., expiring January 2009 at $40		6,750	2,936,250

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Options Purchased	Contracts	Value

	Russell 2000 Index, expiring September 2008
	at $670	3,800	$ 4,484,000
	S&P 500 Listed Option, expiring August 2008
	at $120	5,206	2,681,090
	S&P 500 Listed Option, expiring August 2008
	at $121	5,299	3,311,875
	S&P 500 Listed Option, expiring August 2008
	at $121.50	4,398	3,210,540
	S&P 500 Listed Option, expiring August 2008
	at $122	15,000	11,700,000
	S&P 500 Listed Option, expiring August 2008
	at $124	3,000	3,720,000
	S&P 500 Listed Option, expiring August 2008
	at $125	2,000	3,120,000
	Swiss Franc, expiring January 2009 at $1.02	111,800	2,164,783
	Williams-Sonoma, Inc., expiring August 2008
	at $20	10,000	2,750,000

			40,278,538

	Total Options Purchased
	(Cost - $173,528,634) - 0.2%		51,229,648

	Total Investments Before Investments Sold
	Short and Options Written
	(Cost - $27,142,318,894*) - 101.0%		29,504,388,129

	Investments Sold Short	Shares

	Bed Bath & Beyond, Inc. (b)	(2,388,830)	(66,481,139)
	Best Buy Co., Inc.	(1,047,930)	(41,623,780)
	Black & Decker, Corp.	(242,930)	(14,580,659)
	CBS Corp. New	(616,032)	(10,078,283)
	Carnival Corp.	(1,367,950)	(50,532,073)
	D.R. Horton Inc.	(2,430,910)	(27,031,719)
	Ford Motor Co. (b)	(1,616,196)	(7,757,741)
	iShares Russell 2000 Index Fund (e)	(13,881,825)	(984,499,029)
	Kohl's Corp. (b)	(1,093,552)	(45,830,764)
	Leggett & Platt, Inc.	(1,273,490)	(24,833,055)
	Magna International, Inc.	(241,251)	(14,257,934)
	Masco Corp.	(2,737,180)	(45,136,098)
	Staples Inc.	(1,257,300)	(28,289,250)
	Wachovia Corp. New	(553,300)	(9,555,491)
	Wells Fargo & Co.	(421,710)	(12,765,162)
	Williams-Sonoma, Inc.	(1,568,880)	(27,361,267)

	Total Investments Sold Short
	(Proceeds - $1,493,915,801) - (4.8)%		(1,410,613,444)

	Options Written	Contracts

Call Options	Aetna, Inc., expiring January 2009 at $50	4,000	(520,000)
	American Commercial Lines, Inc., expiring January
	2009 at $20	857	(8,570)
	Boeing Co., expiring January 2009 at $75	1,928	(255,460)
	Boeing Co., expiring January 2009 at $85	1,411	(49,385)
Burlington Northern Santa Fe Corp., expiring January
	2009 at $90	9,083	(17,530,190)

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Cigna Corp., expiring January 2009 at $40	4,681	$ (1,287,275)
Cigna Corp., expiring January 2009 at $43.375	9,499	(1,543,587)
Circuit City Stores, Inc., expiring January 2009 at $5	5,587	(83,805)
Consol Energy, Inc., expiring January 2009 at $45	4,692	(15,014,400)
Corning, Inc., expiring January 2009 at $25	7,739	(483,687)
Corning, Inc., expiring January 2009 at $30	10,500	(183,750)
The Dow Chemical Co., expiring January 2009 at $35	7,900	(1,501,000)
E.I. du Pont de Nemours & Co., expiring January 2009
at $45	4,850	(1,248,875)
Foster Wheeler Ltd., expiring August 2008 at $77.50	3,654	(36,540)
Foster Wheeler Ltd., expiring January 2009 at $67.50	1,054	(437,410)
Hewlett-Packard Co., expiring January 2009 at $47.50	18,884	(4,957,050)
Hewlett-Packard Co., expiring January 2009 at $50	10,750	(1,827,500)
Hologic, Inc., expiring January 2009 at $25	2,285	(108,537)
Humana, Inc., expiring January 2009 at $45	4,340	(2,126,600)
Humana, Inc., expiring January 2009 at $50	1,860	(558,000)
International Game Technology, expiring January 2009
at $25	11,744	(1,849,680)
Kraft Foods, Inc., expiring January 2009 at $30	8,200	(2,357,500)
Lehman Brothers Holdings, Inc., expiring October 2008
at $32	5,250	(136,500)
Lexmark International, Inc. Class A, expiring January
2009 at $35	6,928	(2,771,200)
Mattel, Inc., expiring January 2009 at $17.5	11,868	(4,094,460)
Mechel OAO, expiring January 2009 at $20	16,430	(9,775,850)
Norfolk Southern Corp., expiring January 2009 at $55	4,624	(8,785,600)
Panera Bread Co. Class A, expiring January 2009
at $40	14,005	(16,105,750)
Panera Bread Co. Class A, expiring January 2009
at $55	1,964	(707,040)
Polycom, Inc., expiring January 2009 at $25	5,000	(1,087,500)
Polycom, Inc., expiring January 2009 at $30	13,049	(880,808)
SanDisk Corp., expiring January 2009 at $15	6,341	(1,322,099)
SanDisk Corp., expiring January 2009 at $17.50	4,085	(520,838)
SanDisk Corp., expiring January 2009 at $20	4,085	(316,588)
The St. Joe Co., expiring January 2009 at $35	5,000	(1,850,000)
The St. Joe Co., expiring January 2009 at $40	4,367	(709,637)
The St. Joe Co., expiring January 2009 at $45	656	(42,640)
State Street Corp., expiring January 2009 at $70	1,988	(1,948,240)
State Street Corp., expiring January 2009 at $75	4,532	(3,263,040)
State Street Corp., expiring January 2009 at $80	1,038	(529,380)
Unilever NV, expiring January 2009 at $30	2,673	(294,030)
United States Steel Corp., expiring January 2009
at $110	2,265	(13,091,700)
UnitedHealth Group, Inc., expiring January 2009
at $30	4,162	(998,880)
UnitedHealth Group, Inc., expiring January 2009
at $35	13,398	(1,339,800)
Valeant Pharmaceuticals International, expiring
January 2009 at $12.50	11,334	(5,610,330)

	BlackRock Global Allocation Fund, Inc.
	Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Written	Contracts	Value

	Valeant Pharmaceuticals International, expiring
	January 2009 at $15	7,000 $	(2,187,500)
	Viacom, Inc. Class B, expiring January 2009 at $30	4,108	(770,250)
	WellPoint, Inc., expiring January 2009 at $55	8,315	(3,533,875)
	Xerox Corp., expiring January 2009 at $20	6,500	(65,000)

			(136,707,336)

Put Options	Russell 2000 Index, expiring September 2008 at $550	1,915	(105,325)

	Total Options Written
	(Premiums Received - $118,179,246) - (0.5)%		(136,812,661)

	Total Investments, Net of Investments Sold
	Short and Options Written - 95.7%		27,956,962,024
	Other Assets Less Liabilities - 4.3%		1,262,588,347

	Net Assets - 100.0%	$ 29,219,550,371

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 27,293,785,520

Gross unrealized appreciation	$ 3,701,601,711
Gross unrealized depreciation	(1,490,999,102)

Net unrealized appreciation	$ 2,210,602,609

(a)	Depositary receipts.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(e)	Investments in companies whereby the Fund held 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sale	Realized	Interest
Affiliate	Cost	Cost	Loss	Income

American Commercial Lines, Inc.	$ 43,630,886	$ 3,073,705	$ (1,621,701)	+ -
Panera Bread Co. Class A	$ 52,789,783	-	-	+ -
Technology Select Sector SPDR Fund	$ 265,897,543	-	-	$ 792,110
Telecom HOLDRs Trust	-	-	-	$ 424,825

+ Non-income producing security.

(f)	Convertible security.

(g)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(h)	The rights may be exercised until October 22, 2008.

(i)	Represents a zero-coupon bond. Rate shown is the effective rate at the time of purchase.

(j)	Represents a step bond. Rate shown is the effective rate at the time of purchase.

(k)	Variable rate security. Rate shown is as of report date.

(l)	Issuer filed for bankruptcy or is in default of interest payments.

(m)	Security is fair valued.

(n)	Security represents an index linked note. The value of the instrument is derived from the price fluctuations in the underlying index.

(o)	Security represents an index linked note. The value of the instrument is inversely derived from the price fluctuations in the underlying index.

BlackRock Global Allocation Fund, Inc. Schedule of Investments July 31, 2008 (Unaudited)

(p)	All or a portion of security have been pledged as collateral in connection with open financial futures contracts.

(q)	Represents the current yield as of report date.

(r)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net
		Activity
	Affiliate	(000)	Income

	BlackRock Liquidity Series, LLC Money Market Series	$ 100,881	$ 1,085,574

(s)	Security was purchased with the cash proceeds from securities loans.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
  Forward foreign currency contracts purchased as of July 31, 2008 were as follows:
					Unrealized
				Settlement	Appreciation
Currency Purchased			Currency Sold	Date	(Depreciation)

CAD	73,673,057	$ 71,736,180		8/01/08	$ 212,473
EUR	6,149,871	ISK	767,104,124	8/01/08	(82,958)
GBP	29,056,407	$ 57,531,686		8/01/08	58,540
HKD	108,136,480	$ 13,870,764		8/01/08	(9,659)
ISK	767,104,124	EUR	6,139,289	8/01/08	99,463
JPY	24,695,751,250	$ 236,831,907		8/01/08	(7,911,128)
JPY	6,179,041,300	$ 59,318,607		8/01/08	(2,041,104)
JPY	9,335,674,149	$ 89,251,187		8/01/08	(2,712,827)
JPY	12,965,348,700	$ 124,444,251		8/01/08	(4,260,107)
JPY	12,163,961,448	$ 116,716,512		8/01/08	(3,960,941)
NOK	381,365,999	$ 74,912,784		8/01/08	(486,442)
SGD	210,003,588	$ 155,802,882		8/01/08	(2,215,303)
TWD	405,930,000	$ 13,405,878		8/01/08	(154,545)
$ 73,531,142		CAD	73,673,057	8/01/08	1,582,488
$ 58,112,814		GBP	29,056,407	8/01/08	522,588
$ 13,858,676		HKD	108,136,480	8/01/08	(2,429)
$ 228,307,544		JPY	24,695,751,250	8/01/08	(613,235)
$ 57,137,162		JPY	6,179,041,300	8/01/08	(140,340)
$ 112,317,280		JPY	12,163,961,448	8/01/08	(438,291)
$ 119,827,622		JPY	12,965,348,700	8/01/08	(356,522)
$ 86,283,241		JPY	9,335,674,149	8/01/08	(255,118)
$ 73,622,780		NOK	381,365,999	8/01/08	(803,562)
$ 153,500,174		SGD	210,003,588	8/01/08	(87,405)
$ 13,317,913		TWD	405,930,000	8/01/08	66,580
CAD	1,535,766	$ 1,498,780		8/05/08	939
JPY	13,882,199,550	$ 129,840,900		8/07/08	(1,115,125)
JPY	13,178,199,000	$ 123,141,174		8/07/08	(943,400)
JPY	33,526,065,150	$ 313,076,080		8/07/08	(2,198,203)
JPY	13,178,199,000	$ 123,084,242		8/07/08	(886,468)
SEK	362,655,280	$ 60,473,791		8/07/08	(595,696)
$ 186,020,619		GBP	93,389,940	8/07/08	1,002,116
$ 49,638,284		GBP	24,889,455	8/07/08	328,801

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)

					Unrealized
				Settlement	Appreciation
Currency Purchased			Currency Sold	Date	(Depreciation)

$ 156,096,653		GBP	78,403,494	8/07/08	$ 768,390
$ 63,492,448		NZD	84,974,176	8/07/08	1,199,689
CHF	175,012,357	GBP	84,730,000	8/08/08	(745,396)
CHF	168,284,974	GBP	81,454,489	8/08/08	(680,027)
CHF	74,586,488	$ 72,076,426		8/08/08	(860,555)
CHF	275,157,715	$ 266,109,975		8/08/08	(3,386,834)
EUR	40,535,528	$ 63,757,115		8/08/08	(555,083)
EUR	103,259,759	$ 162,309,885		8/08/08	(1,309,721)
EUR	47,127,284	$ 74,126,505		8/08/08	(646,763)
JPY	5,241,414,294	EUR	30,941,053	8/08/08	362,494
JPY	4,712,835,932	$ 43,783,314		8/08/08	(79,916)
KRW	80,454,700,000	$ 79,187,697		8/08/08	286,021
$ 56,500,000		CHF	58,715,365	8/08/08	438,024
$ 55,143,145		MXN	556,397,090	8/08/08	(217,414)
$ 12,330,339		ZAR	93,345,600	8/08/08	(366,776)
AED	85,861,779	$ 23,386,659		8/14/08	(9,247)
CHF	39,445,416	EUR	24,229,371	8/14/08	(100,633)
CHF	204,551,958	GBP	98,911,504	8/14/08	(530,381)
CHF	156,575,942	GBP	75,787,000	8/14/08	(553,287)
CHF	28,825,311	HUF	4,074,544,253	8/14/08	421,916
CHF	102,931,335	$ 98,404,718		8/14/08	(119,048)
NOK	218,975,670	$ 42,221,130		8/14/08	460,192
SGD	271,884,234	$ 198,862,079		8/14/08	124,027
$ 62,323,718		AUD	65,658,514	8/14/08	618,265
$ 327,046,991		GBP	165,175,248	8/14/08	(8,997)
$ 259,324,450		GBP	131,040,774	8/14/08	(143,420)
HKD	108,136,480	$ 13,863,118		8/15/08	1,519
ISK	767,104,124	EUR	6,117,502	8/15/08	(94,596)
JPY	6,179,041,300	$ 57,187,399		8/15/08	136,218
JPY	12,163,961,448	$ 112,421,085		8/15/08	425,267
JPY	18,570,836,850	$ 171,654,976		8/15/08	628,634
JPY	12,965,348,700	$ 119,929,595		8/15/08	351,311
JPY	9,335,674,149	$ 86,363,860		8/15/08	244,173
NOK	381,365,999	$ 73,537,601		8/15/08	788,406
SGD	249,530,118	$ 182,535,821		8/15/08	99,387
$ 83,316,885		CAD	85,583,937	8/15/08	(247,235)
$ 57,469,506		GBP	29,056,407	8/15/08	(59,259)
$ 49,359,599		TRY	59,892,938	8/15/08	(1,866,505)
$ 11,987,666		TRY	14,530,250	8/15/08	(439,978)
TWD	1,281,549,000	$ 42,292,731		8/18/08	(491,217)
IDR	490,525,500,000	$ 53,574,214		8/21/08	156,468
AED	42,219,230	$ 11,861,000		11/24/08	(334,125)

Total					$ (34,732,832)

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)

•	Financial futures contracts purchased as of July 31, 2008 were as follows:

						Unrealized
				Expiration	Face	Appreciation
	Contracts	Issue	Exchange	Date	Value	(Depreciation)

	4,746	2-Year U.S. Treasury Bond	Chicago	September 2008	$ 1,000,618,556	$ 5,533,444
	357	Dax Index 25 Euro	Eurex Deutschland	September 2008	$ 95,947,108	(5,108,653)
	2,634	DJ Euro Stoxx 50	Eurex Deutschland	September 2008	$ 146,130,639	(7,300,116)
	32	Eurodollar	Chicago	September 2008	$ 7,612,826	162,374
	404	FTSE 100 Index	LIFFE	September 2008	$ 46,244,906	(2,958,048)
	3,210	S&P 500 Index	Chicago	September 2008	$ 1,030,371,905	(13,524,155)
	129	S&P TSE 60 Index	Montreal	September 2008	$ 22,869,026	(2,379,197)
	485	TOPIX Index	Tokyo	September 2008	$ 63,151,212	(4,641,920)

	Total					$ (30,216,271)

•	Financial futures contracts sold as of July 31, 2008 were as follows:

				Expiration	Face	Unrealized
	Contracts	Issue	Exchange	Date	Value	Depreciation

	222	Japan 10-Year Index	Tokyo	September 2008	$ 275,455,737	$ (5,241,487)
	2,816	10-Year U.S. Treasury Bond	Chicago	September 2008	$ 317,989,236	(5,366,764)
	32	Eurodollar	Chicago	September 2009	$ 7,601,574	(116,826)

	Total					$ (10,725,077)

•	Swaps contracts outstanding as of July 31, 2008 were as follows:

				Notional
				Amount		Unrealized
				(000)		Depreciation

	Bought credit default protection on United Mexican States and pay 1.12%
	Broker, CS First Boston
	Expires May 2010			$ 6,450 $		(68,976)

	Receive a fixed rate of 2.675% and pay a floating rate based on 3-month
	USD LIBOR
	Broker, Morgan Stanley Capital Securities Inc.
	Expires May 2010			$ 274,810		(3,031,818)

	Receive a fixed rate of 4.855% and pay a floating rate based on 6-month
	USD LIBOR plus 24.2%
	Broker, Morgan Stanley Capital Securities Inc.
	Expires May 2010			GBP	344,463	(3,737,885)

	Receive a fixed rate of 3.62% and pay a floating rate based on 6-month
	EURO EURIBOR - Telerate
	Broker, Morgan Stanley Capital Securities Inc.
	Expires May 2010			EUR	317,570	(7,479,111)

	Receive a fixed rate of 4.65% and pay a floating rate based on 6-month
	British Pound Sterling LIBOR
	Broker, Morgan Stanley Capital Securities Inc.
	Expires May 2010			GBP	334,965	(5,043,611)

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)

		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)

Bought credit default protection on DaimlerChrysler NA Holding Corp. and pay 0.53%
Broker, JPMorgan Chase
Expires June 2011	EUR	6,932	$ 36,879

Bought credit default protection on Carnival Corp. and pay 0.25%
Broker, JPMorgan Chase
Expires September 2011		$ 10,030	272,465

Bought credit default protection on Whirlpool Corp. and pay 0.48%
Broker, JPMorgan Chase
Expires September 2011		$ 3,397	54,165

Bought credit default protection on McDonald's Corp. and pay 0.16%
Broker, JPMorgan Chase
Expires September 2011		$ 3,397	2,558

Bought credit default protection on JC Penney Corp., Inc. and pay 0.53%
Broker, JPMorgan Chase
Expires September 2011		$ 3,397	125,482

Sold credit default protection on General Motors Corp. and receive 7.15%
Broker, Deutsche Bank AG London
Expires September 2012		$ 6,244	(2,227,566)

Sold credit default protection on General Motors Corp. and receive 6.95%
Broker, Morgan Stanley Capital Securities Inc.
Expires September 2012		$ 6,244	(2,253,603)

Bought credit default protection on Dow Jones CDX North America High
Yield Index Series 9-V2 and pay 3.75%
Broker, Morgan Stanley Capital Securities Inc.
Expires December 2012		$ 25,371	(705,475)

Bought credit default protection on Dow Jones CDX North America High
Yield Index 10.V1 and pay 5%
Broker, Morgan Stanley Capital Securities Inc.
Expires June 2013		$ 52,066	(805,276)

Bought credit default protection on Dow Jones CDX North America
Investment Grade Series 10 and pay 1.55%
Broker, Morgan Stanley Capital Securities Inc.
Expires June 2013		$ 23,855	314,485

Bought credit default protection on Dow Jones CDX North America
Investment Grade High Yield Series 10 Index and pay 5%
Broker, Morgan Stanley Capital Securities Inc.
Expires June 2013		$ 28,191	1,004,561

Pay a fixed rate of 4.255% and receive a floating rate based on
3-month USD LIBOR
Broker, Morgan Stanley Capital Securities Inc.
Expires May 2018		$ 63,910	2,077,002

31

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2008 (Unaudited)

					Notional		Unrealized
					Amount		Appreciation
						(000)	(Depreciation)

Pay a fixed rate of 4.30% and receive a floating rate based on 6-
month EURO EURIBOR - Telerate
Broker, Morgan Stanley Capital Securities Inc.
	Expires May 2018				EUR	73,538	$ 3,273,098

Pay a fixed rate of 5.0975% and receive a floating rate based on 6-
month USD LIBOR plus 24.2%
Broker, Morgan Stanley Capital Securities Inc.
	Expires May 2018				GBP	82,076	1,002,758

Pay a fixed rate of 4.91% and receive a floating rate based on 6-
month British Pound Sterling LIBOR
Broker, Morgan Stanley Capital Securities Inc.
	Expires May 2018				EUR	80,077	2,171,292

Bought credit default protection on Spain (Kingdom of) and pay 0.50%
Broker, Morgan Stanley Capital Securities Inc.
	Expires September 2018				$ 141,390		(344,002)

Bought credit default protection on CMBX.NA.AAA Index Series 4 and pay 2.05%
Broker, Morgan Stanley Capital Securities Inc.
	Expires February 2051				$ 12,725		(506,096)

Bought credit default protection on CMBX North America Series 4.AAA and pay 0.35%
Broker, Morgan Stanley Capital Securities Inc.
	Expires February 2051				$ 25,373		(1,088,920)

	Total						$ (16,957,594)

•	Currency Abbreviations:
	AED	United Arab Emirates Dirhams	JPY	Japanese Yen
	AUD	Australian Dollar	KRW	South Korean Won
	BRL	Brazilian Real	MXN	Mexican New Peso
	CAD	Canadian Dollar	MYR	Malaysian Ringgit
	CHF	Swiss Franc	NOK	Norwegian Krone
	CNY	Chinese Yuan	NZD	New Zealand Dollar
	EUR	Euro	PLN	Polish Zloty
	GBP	British Pound	SEK	Swedish Krona
	HKD	Hong Kong Dollar	SGD	Singapore Dollar
	HUF	Hungary Forint	TRY	Turkish Lira
	IDR	Indonesian Rupiah	TWD	New Taiwan Dollar
	ISK	Icelandic Krona	ZAR	South African Rand

32

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Allocation Fund, Inc.

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: September 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: September 19, 2008